SITE CLOSURE PROVISIONS - Changes in site closure provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in site closure provisions
Beginning balance	$ 7,424	$ 8,261
Changes in cost estimates	1,677	(1,376)
Accretion during the year	504	539
Acquisition of Contact Gold Corp. (note 12)	156
Ending balance	9,761	7,424
Camino Rojo
Changes in site closure provisions
Beginning balance	4,826	6,301
Changes in cost estimates	1,244	(1,996)
Accretion during the year	483	521
Ending balance	6,553	4,826
Nevada projects
Changes in site closure provisions
Beginning balance	2,098	1,617
Changes in cost estimates	433	463
Accretion during the year	21	18
Acquisition of Contact Gold Corp. (note 12)	156
Ending balance	2,708	2,098
Cerro Quema Project
Changes in site closure provisions
Beginning balance	500	343
Changes in cost estimates		157
Ending balance	$ 500	$ 500